Business Combinations and Divestitures - Qualtrics Acquisition (Details) $ / shares in Units, € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 23, 2019 EUR (€)	Jan. 23, 2019 USD ($) $ / shares
Recognized Assets and Liabilities
Revenue	€ 27,842	€ 27,338	€ 27,553
Profit after tax	€ 5,376	€ 5,283	3,370
Qualtrics
Business Combinations
Ownership interest acquired (as a percent)				100.00%	100.00%
Cash paid per share (in dollars per share) | $ / shares					$ 35
Cash paid				€ 6,212	$ 7.1
Liabilities incurred				237
Liabilities To Incur In Acquisition, Share Based Payment | $					$ 0.9
Total consideration transferred				6,449
Recognized Assets and Liabilities
Cash and cash equivalents				138
Other financial assets				1
Trade and other receivables				37
Other non-financial assets				20
Property, plant, and equipment				75
Intangible assets				1,803
Thereof acquired technology				575
Thereof customer relationship and other intangibles				1,226
Thereof software and database licenses				2
Total identifiable assets				2,074
Trade and other payables				97
Financial liabilities				53
Current and deferred tax liabilities				317
Provisions and other non-financial liabilities				41
Contract liabilities				129
Total identifiable liabilities				637
Total identifiable net assets				1,437
Goodwill				5,012
Total consideration transferred				€ 6,449
Revenue			27,553
Profit after tax			3,370
Revenue from Qualtrics			429
Profit after tax from Qualtrics			€ (526)